Debt, Cash and Cash Equivalents - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Debt	€ 16,682	€ 19,937	€ 17,960
Principal	15,509	18,451	16,325
Interest	1,173	1,486	1,635
Net cash flows related to derivative instruments	(51)	(104)	(165)
Total	16,631	19,833	17,795
Less than 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Debt	1,441	1,951	3,653
Principal	1,201	1,678	3,308
Interest	240	273	345
Net cash flows related to derivative instruments	(38)	(42)	(78)
Total	1,403	1,909	3,575
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Debt	2,301	2,477	1,471
Principal	2,062	2,217	1,215
Interest	239	260	256
Net cash flows related to derivative instruments	(32)	(33)	(38)
Total	2,269	2,444	1,433
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Debt	2,650	2,304	2,389
Principal	2,444	2,054	2,146
Interest	206	250	243
Net cash flows related to derivative instruments	1	(29)	(26)
Total	2,651	2,275	2,363
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Debt	2,307	2,708	1,794
Principal	2,175	2,491	1,564
Interest	132	217	230
Net cash flows related to derivative instruments	8	(2)	(21)
Total	2,315	2,706	1,773
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Debt	1,950	2,537	1,668
Principal	1,857	2,401	1,472
Interest	93	136	196
Net cash flows related to derivative instruments	10	1	(2)
Total	1,960	2,538	1,666
More Than 5 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Debt	6,033	7,960	6,985
Principal	5,770	7,610	6,620
Interest	263	350	365
Net cash flows related to derivative instruments		1
Total	€ 6,033	€ 7,961	€ 6,985